ESTIMATION OF FAIR VALUE - Measurements of fair value of assets on a recurring basis (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Assets	$ 295,591,236	$ 366,903,925
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets	40,403,000	54,167,420
Recurring fair value measurement [member] | Other accounts receivable FVTPL [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	3,507,231	3,228,480
Recurring fair value measurement [member] | Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	26,224,070	42,235,153
Recurring fair value measurement [member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	3,762,265	4,741,287
Recurring fair value measurement [member] | Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	3,760,887	4,741,287
Recurring fair value measurement [member] | Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	22,461,805	37,493,866
Recurring fair value measurement [member] | Securities issued or secured by Colombian Government | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,821,401	2,757,952
Recurring fair value measurement [member] | Securities issued or secured by Colombian Government | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	15,552,872	16,071,762
Recurring fair value measurement [member] | Securities issued or secured by other Colombian Government entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	194,150	249,510
Recurring fair value measurement [member] | Securities issued or secured by other Colombian Government entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	789,248	822,914
Recurring fair value measurement [member] | Securities issued or secured by foreign Governments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	57,600	213,863
Recurring fair value measurement [member] | Securities issued or secured by foreign Governments | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	3,396,455	12,732,664
Recurring fair value measurement [member] | Securities issued by central banks | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	194,098	1,857,718
Recurring fair value measurement [member] | Securities issued or secured by other financial entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	651,807	1,476,476
Recurring fair value measurement [member] | Securities issued or secured by other financial entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,622,904	4,204,924
Recurring fair value measurement [member] | Securities issued by entities of the non-financial sector entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	11,349	9,388
Recurring fair value measurement [member] | Securities issued by entities of the non-financial sector entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	53,807	737,710
Recurring fair value measurement [member] | Other debt securities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	24,580	34,098
Recurring fair value measurement [member] | Other debt securities | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,378
Recurring fair value measurement [member] | Other debt securities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	852,421	1,066,174
Recurring fair value measurement [member] | Equity securities
Disclosure of fair value measurement of assets [line items]
Assets	7,515,847	6,488,709
Recurring fair value measurement [member] | Equity financial instruments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	6,039,115	5,082,574
Recurring fair value measurement [member] | Equity investments | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,476,732	1,406,135
Recurring fair value measurement [member] | Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,041,405	1,162,909
Recurring fair value measurement [member] | Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	20,854	44,248
Recurring fair value measurement [member] | Currency forward [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,227,660	851,109
Recurring fair value measurement [member] | Currency forward [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	4,830	6,677
Recurring fair value measurement [member] | Bond forward [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	4,418	1,099
Recurring fair value measurement [member] | Interest rate swap contract [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	524,528	208,440
Recurring fair value measurement [member] | Interest rate swap contract [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	16,024	27,579
Recurring fair value measurement [member] | Currency swap contract [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	157,747	39,589
Recurring fair value measurement [member] | Currency swap contract [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets		9,992
Recurring fair value measurement [member] | Currency Options [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	127,052	62,191
Recurring fair value measurement [member] | Index futures | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets		481
Recurring fair value measurement [member] | Financial assets in concession contracts | Other accounts receivable FVTPL [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	3,507,231	3,228,480
Recurring fair value measurement [member] | Non-financial assets
Disclosure of fair value measurement of assets [line items]
Assets	1,093,593	1,007,921
Recurring fair value measurement [member] | Biological assets [member]
Disclosure of fair value measurement of assets [line items]
Assets	212,630	154,986
Recurring fair value measurement [member] | Investment property [member]
Disclosure of fair value measurement of assets [line items]
Assets	880,963	852,935
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets	18,138,964	15,687,378
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	17,263,775	14,367,341
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,536,952	2,244,069
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,536,952	2,244,069
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	14,726,823	12,123,272
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Securities issued or secured by Colombian Government | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,536,952	2,244,069
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Securities issued or secured by Colombian Government | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	12,592,025	10,638,542
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Securities issued or secured by other Colombian Government entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	510,913	108,028
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Securities issued or secured by foreign Governments | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,622,089	1,324,236
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Other debt securities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,796	52,466
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity securities
Disclosure of fair value measurement of assets [line items]
Assets	875,189	1,319,556
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity financial instruments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	4,040	6,404
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity investments | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Assets	871,149	1,313,152
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets		481
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Index futures | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets		481
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets	15,359,549	32,797,656
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	8,958,912	27,778,991
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,223,935	2,434,317
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,223,935	2,434,317
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	7,734,977	25,344,674
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued or secured by Colombian Government | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	284,449	513,883
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued or secured by Colombian Government | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,960,847	5,433,220
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued or secured by other Colombian Government entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	194,150	249,510
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued or secured by other Colombian Government entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	278,335	714,886
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued or secured by foreign Governments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	57,600	150,962
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued or secured by foreign Governments | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,774,366	11,408,428
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued by central banks | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	194,098	1,857,718
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued or secured by other financial entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	651,807	1,476,476
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued or secured by other financial entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,622,899	4,186,830
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued by entities of the non-financial sector entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	11,349	9,388
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued by entities of the non-financial sector entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	53,807	737,710
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	24,580	34,098
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	850,625	1,005,882
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity securities
Disclosure of fair value measurement of assets [line items]
Assets	4,338,378	3,811,989
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity financial instruments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	4,338,026	3,807,594
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity investments | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Assets	352	4,395
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,041,405	1,162,428
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	20,854	44,248
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Currency forward [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,227,660	851,109
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Currency forward [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	4,830	6,677
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Bond forward [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	4,418	1,099
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Interest rate swap contract [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	524,528	208,440
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Interest rate swap contract [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	16,024	27,579
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Currency swap contract [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	157,747	39,589
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Currency swap contract [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets		9,992
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Currency Options [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	127,052	62,191
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets	6,904,487	5,682,386
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other accounts receivable FVTPL [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	3,507,231	3,228,480
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,383	88,821	$ 95,349	$ 10,102
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,378	62,901
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets		62,901
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	5	25,920
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Securities issued or secured by foreign Governments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets		62,901
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Securities issued or secured by other financial entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	5	18,094
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other debt securities | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,378
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other debt securities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets		7,826
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity securities
Disclosure of fair value measurement of assets [line items]
Assets	2,302,280	1,357,164	1,159,963	582,299
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity financial instruments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,697,049	1,268,576
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity investments | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Assets	605,231	88,588
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial assets in concession contracts | Other accounts receivable FVTPL [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	3,507,231	3,228,480
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Non-financial assets
Disclosure of fair value measurement of assets [line items]
Assets	1,093,593	1,007,921
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Biological assets [member]
Disclosure of fair value measurement of assets [line items]
Assets	212,630	154,986	122,675	104,857
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Investment property [member]
Disclosure of fair value measurement of assets [line items]
Assets	$ 880,963	$ 852,935	$ 808,556	$ 928,566